Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Net loss	$ (183,323)		$ 33,679	$ (63,919)
Income (loss) from continuing operations	(166,209)	[1]	(73,247)	(10,725)
Other comprehensive (loss) income, net of tax:
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	(100)
Foreign currency translation adjustments	5,988		15,497	11,625
Pension liability adjustment	830		(113)	(1,500)
Amortization of pension net actuarial loss (gains) to earnings	98		100	0
Net change in unrealized gain (loss) (net of tax effect of $3 and $285 for the years ended December 31, 2015 and 2014, respectively)	928		(13)	(1,500)
Net unrealized (loss) gain during the period	(70)		(41)	(210)
Reclassification Adjustment	0		0	831
Net change in unrealized gain (loss), net	(70)		(41)	621
Other comprehensive income	9,219		8,064	8,313
Income (loss) from discontinued operations, net of tax	(17,114)		106,926	(53,194)
Comprehensive loss	(176,477)		49,122	(53,173)
Comprehensive income attributable to noncontrolling interests	(11,264)		(13,011)	(8,984)
Comprehensive loss attributable to Groupon Inc.	(187,741)		36,111	(62,157)
Continuing Operations [Member]
Other comprehensive (loss) income, net of tax:
Net unrealized gain (loss) during the period			8,310	9,192
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax			(192)	0
Foreign currency translation adjustments	8,361		8,118	9,192
Comprehensive loss	(156,990)		(65,183)	(2,412)
Discontinued Operations, Disposed of by Sale [Member]
Other comprehensive (loss) income, net of tax:
Net unrealized gain (loss) during the period	(9,305)		(4,934)	2,433
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	6,932		12,313	0
Foreign currency translation adjustments	(2,373)		7,379	2,433
Other comprehensive income	$ (19,487)		114,305	(50,761)
Income (loss) from discontinued operations, net of tax			$ 106,926	$ (53,194)

[1]	(2)The shares of Class A and Class B common stock had equal dividend rights and converted into shares of common stock on a one-for-one basis on October 31, 2016. This full year column reflects the weighted-average Class A and Class B common shares outstanding for the period from January 1, 2016 through the October 31, 2016 conversion date and the weighted average common shares outstanding for the period from November 1, 2016 through December 31, 2016 in the denominator of the basic and diluted loss per share calculations for the year ended December 31, 2016.